Segment Information - Additional Information (Details) - Segment	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Number of operating segment	1
Segment Reporting, Expense Information Used by CODM, Description	Net loss is used by our CODM to identify underlying trends in the performance of the Company and make comparisons with the financial performance of competitors. Net loss is used to monitor budget versus actual results. The monitoring of budgeted versus actual results are used in assessing performance of the segment and in establishing management’s compensation
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | US
Segment Reporting Information [Line Items]
Concentration risk percentage	37.00%	33.00%	32.00%
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | GI
Segment Reporting Information [Line Items]
Concentration risk percentage	14.00%	13.00%	13.00%
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | GB
Segment Reporting Information [Line Items]
Concentration risk percentage	11.00%
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | MT
Segment Reporting Information [Line Items]
Concentration risk percentage		10.00%	11.00%